Short-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-term Borrowings [Abstract]
Short-term borrowings

Short-term borrowings:	December 31, 2011	December 31, 2012
Loan Facility:
(a) Revolving overdraft credit facility dated 06/29/2012	9,915	7,993
(b) Senior secured revolving credit facility dated 12/20/2012	-	50,000
(c) Trade credit facility dated 7/1/2012	102,915	92,126
(d) Revolving credit facility dated 11/16/2012	58,000	66,000
(e) Revolving credit facility dated 9/1/2012	51,500	47,528
(f) Revolving credit facility dated 5/10/2012	123,109	58,105
(g) Revolving credit facility amendment dated 11/15/2011	3,795	-
Total short-term borrowings	349,234	321,752